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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/09  (b)

Is this a transition report? (Y or N):  N
                                       ---
Is this an amendment to a previous filing? (Y or N): N
                                                    ---

Those items or sub-items with a box "[_]" after the item number

1.   A)  Registrant Name: PHL Variable Accumulation Account II
     B)  File Number:      811-22146
     C)  Telephone Number: (518) 479-8353

2.   A)  Street: One American Row
     B)  City: Hartford       C) State: CT  D) Zip Code: 06103
         Zip Ext.:2899
     E)  Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant?(Y or N) N
                                                                     ---

4.   Is this the last filing on this form by the Registrant? (Y or N) N
                                                                     ---

5.   Is Registrant a small business investment company (SBIC)? (Y or N) N
                                                                       ---
     (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)? (Y or N) Y
                                                          ---
     (If answer is "Y" (Yes), complete only items 111 through 132.)

111.    A. [_] Depositor Name: PHL Variable Insurance Company.
        B. [_] File Number (If any): 8-45491
        C. [_] City: Hartford           State: CT       Zip Code: 06115
        ZipExt.:
        [_] Foreign Country:                    Foreign Postal Code:

112.    A. [_] Sponsor Name:
        B. [_] File Number (If any):
        C. [_] City:                    State:          Zip Code:
        ZipExt.:        [_] Foreign Country:            Foreign Postal Code:

113.    A. [_] Trustee Name:
        B. [_] File Number (If any):
        C. [_] City:                    State:          Zip Code:
        ZipExt.:
        [_] Foreign Country:                    Foreign Postal Code:

114.    A. [_] Principal Underwriter Name: Phoenix Equity Planning Corp.
        B. [_] File Number (If any): 8-45491
        C. [_] City Hartford    State: CT       Zip Code: 06115
        Zip Ext.: 0480

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        [_] Foreign Country:                    Foreign Postal Code:

115.    A. [_] Independent Public Account Name: BDO Seidman, LLP
        B. [_] City: New York       State: NY       Zip Code: 10017
        Zip Ext.:
        [_] Foreign Country:                    Foreign Postal Code:

116. Family of investment companies information:

     A.  [_] Is Registrant part of a family of investment companies? Y
                                                                    ---
                                                                    Y/N

     B.  [_] Identify the family in 10 letters: P H O E N I X - I P
                                                - - - - - - - - -- -
         (NOTE: In filing this form, use this
identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117  A. [_] Is Registrant a separate account of an insurance company? Y
                                                                     ---
                                                                     Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [_] Variable annuity contracts? (Y/N) Y
                                             ---
                                             Y/N

     C. [_] Scheduled premium variable life contracts?  N
                                                       ---
                                                       Y/N

     D. [_] Flexible premium variable life contracts? N
                                                     ---
                                                     Y/N

     E. [_] Other types of insurance products registered
under the Securities Act of 1933?  N
                                  ---
                                  Y/N

118. [_] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 84
                                                        ---

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0
                                                               ---

120. [_] State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0
                                                         ---

121. [_] State the number of series for which a current prospectus was in existence at the end of the period. 84
                                    ---

122. [_] State the number of existing series for which

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additional units were registered under the Securities Act of 1933 during the current period.
                ----

123. [_] State the total value of additional units considered in answering item 119 ($000's omitted). $
                            ----

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $
                   ---

125. [_] State the total dollar amount of sales loads collected (before allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                              ---

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)   $
                                                       ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of   Total Assets     Total Income
                                       Series      ($000's       Distributions
                                     Investing     omitted)     ($000'somitted)
                                     ---------   ------------   ---------------

A.   U.S. Treasury direct

B.   U.S. Government

C.   State or municipal tax-

D.   Public utility

E.   Brokers or dealers debt or debt of
     brokers' or dealers'

F.   All other corporate intermed. & long-term debt

G.   All other corporate short-term

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers

I.   Investment company equity securities

J.   All other equity securities            84        $14,780           $484
                                            --        -------           ----

K.   Other securities

L.   Total assets of all series of registrant         $14,780           $484

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128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? N
                                                                         ---
                                                                         Y/N
         (If answer is "N" (No), go to item 131.)

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         (If answer is "N" (No), go to item 131.)

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)   $14
                                    ------

132 [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-          811-

         811-          811-          811-          811-

         811-          811-          811-          811-

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[LETTERHEAD] Phoenix Life Insurance Company

[LOGO] PHOENIX              Kathleen A. McGah
                            Vice President and Assistant Secretary

SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of Hartford and State of Connecticut on the 24th day, February 2010.

                   PHL VARIABLE ACCUMULATION ACCOUNT  II
                ----------------------------------------
                              Registrant

Witness /s/Mary K. Johnson
        -----------------

By: /s/Kathleen A. McGah
    --------------------
Kathleen A. McGah
Vice President and Assistant Secretary
PHL Variable Insurance Company